PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Net Defined Benefit Obligations by Country (Details) € in Millions, $ in Millions	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 950	€ 1,143
Plan assets	(489)	(544)
Net defined benefit liability	461	599	$ 599
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	124	158
Plan assets	(5)	(5)
Net defined benefit liability	119	153
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	106	134
Plan assets	(1)	(2)
Net defined benefit liability	105	132
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	241	306
Plan assets	(243)	(268)
Net defined benefit liability	(2)	38
United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	479	545
Plan assets	(240)	(269)
Net defined benefit liability	239	276
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	0	0
Plan assets	0	0
Net defined benefit liability	€ 0	€ 0